Document and Entity Information	0 Months Ended
Jan. 21, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 21, 2014
Registrant Name	Stone Ridge Trust
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Jan. 21, 2014
Document Effective Date	Jan. 21, 2014
Prospectus Date	Jan. 21, 2014
Stone Ridge International Developed Markets Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRFIX
Stone Ridge International Developed Markets Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRFMX
Stone Ridge Emerging Markets Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRMIX
Stone Ridge Emerging Markets Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRMMX
Stone Ridge International Master Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRIIX
Stone Ridge International Master Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRIMX